Financial risk management - Capital management (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial risk management
Net loss for the period	$ (7,832)	$ (38,339)	$ (6,780)	$ (17,878)